Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Transactions and Balances with Related Parties [Abstract]
Schedule of Recorded Expenses

The Company recorded expenses to executive officers:

	For the year ended December 31
	2024	2023	2022
	USD thousands
Short - term employee benefits	1,257	2,066	2,623
Post-employment benefits	(1)	12	11
Share based payments	378	1,346	1,930

	1,634	3,424	4,564

The Company recorded expenses to directors:

	For the year ended December 31
	2024	2023	2022
	USD thousands
Short - term benefits	394	427	448
Share based payments	193	284	311

	587	711	759